Consolidated Statement of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Statement [Line Items]
Net of income tax provision, reclassification to earnings of (gains)	$ 6	$ 3	$ 10	$ 9	$ 17
Net of income tax (provision) gains on derivatives designated as cash flow hedges	173	46	(497)	219	(573)
Net of income tax provision (recovery), reclassification to earnings of losses on derivatives designated as cash flow hedges	31	28	(7)	59	(16)
Net of income tax (provision) recovery, unrealized gains on hedges of net foreign operations	(115)	(80)	110	(195)	127
Net of income tax (provision) recovery, gains (losses) on remeasurement of pension and other employee future benefit plans	(158)	(99)	(26)	(257)	20
Net of income tax (provision) recovery, gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(1)	89	(127)	88	(102)
Debt securities [member]
Statement [Line Items]
Net of income tax (provision), unrealized gains on fair value through OCI securities	$ 32	$ (20)	$ (62)	$ 12	$ (100)